Document and Entity Information	Jun. 11, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 11, 2021
Entity Registrant Name	A. H. BELO CORPORATION
Entity File Number	1-33741
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	38-3765318
Entity Address, Address Line One	P. O. Box 224866
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75222-4866
City Area Code	214
Local Phone Number	977-7342
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Series A Common Stock, $0.01 par value
Trading Symbol	AHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001413898
Amendment Flag	false